Taxes - Additional information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Operating Loss Carryforwards [Line Items]
Corporate income tax at a statutory rate	25.00%	25.00%
Net income exempt from income tax	$ 2,350,000	$ 1,690,000
Tax savings from tax break	$ 587,864	$ 421,450
Per share effect of the tax exemption	$ 0.03	$ 0.03
Valuation allowance	$ 224,543		$ 199,342
Forest Food
Operating Loss Carryforwards [Line Items]
Cumulative net operating loss	845,000		797,000
Suyuan Agriculture
Operating Loss Carryforwards [Line Items]
Cumulative net operating loss	$ 53,000		$ 0